Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.35%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,653,765.78

Principal:
Principal Collections	$29,045,369.78
Prepayments in Full	$13,300,259.93
Liquidation Proceeds	$595,410.40
Recoveries	$101,281.78
Sub Total	$43,042,321.89
Collections	$45,696,087.67

Purchase Amounts:
Purchase Amounts Related to Principal	$175,548.27
Purchase Amounts Related to Interest	$839.66
Sub Total	$176,387.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,872,475.60

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,872,475.60
Servicing Fee	$1,095,736.80	$1,095,736.80	$0.00	$0.00	$44,776,738.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,776,738.80
Interest - Class A-2a Notes	$398,166.77	$398,166.77	$0.00	$0.00	$44,378,572.03
Interest - Class A-2b Notes	$167,390.33	$167,390.33	$0.00	$0.00	$44,211,181.70
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$43,582,844.20
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$43,366,044.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,366,044.20
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$43,278,030.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,278,030.87
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$43,214,888.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,214,888.87
Regular Principal Payment	$44,988,724.51	$43,214,888.87	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$45,872,475.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,214,888.87
Total					$43,214,888.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$30,878,805.91	$77.20	$398,166.77	$1.00	$31,276,972.68	$78.20
Class A-2b Notes	$12,336,082.96	$77.20	$167,390.33	$1.05	$12,503,473.29	$78.25
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$43,214,888.87	$27.49	$1,561,849.93	$0.99	$44,776,738.80	$28.48

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$359,248,212.99	0.8981205	$328,369,407.08	0.8209235
Class A-2b Notes	$143,519,661.08	0.8981205	$131,183,578.12	0.8209235
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,168,357,874.07	0.7433295	$1,125,142,985.20	0.7158354

Pool Information
Weighted Average APR	2.470%	2.458%
Weighted Average Remaining Term	49.57	48.74
Number of Receivables Outstanding	57,551	56,622
Pool Balance	$1,314,884,156.54	$1,271,293,441.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,204,726,007.68	$1,165,284,172.73
Pool Factor	0.7653470	0.7399744

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$106,009,269.13
Targeted Overcollateralization Amount	$147,924,292.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$146,150,456.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$474,126.30
(Recoveries)		18	$101,281.78
Net Loss for Current Collection Period			$372,844.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3403%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2307%
Second Prior Collection Period			0.5162%
Prior Collection Period			0.3499%
Current Collection Period			0.3460%
Four Month Average (Current and Prior Three Collection Periods)			0.3607%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,005	$2,807,244.28
(Cumulative Recoveries)			$179,583.78
Cumulative Net Loss for All Collection Periods			$2,627,660.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1529%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,793.28
Average Net Loss for Receivables that have experienced a Realized Loss			$2,614.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	380	$9,156,015.35
61-90 Days Delinquent	0.11%	52	$1,423,967.14
91-120 Days Delinquent	0.01%	4	$120,205.99
Over 120 Days Delinquent	0.01%	5	$130,255.87
Total Delinquent Receivables	0.85%	441	$10,830,444.35

Repossession Inventory:
Repossessed in the Current Collection Period		30	$936,419.09
Total Repossessed Inventory		49	$1,433,803.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0820%
Prior Collection Period			0.0886%
Current Collection Period			0.1077%
Three Month Average			0.0928%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1317%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer